Basis Presentation General Information Supplementary (Tables) (Details)	12 Months Ended
Dec. 31, 2012
Capital Product Operating GP LLC
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Date of Incorporation	Jan. 16, 2007
Crude Carriers Corp.(6)
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Date of Incorporation	Oct. 29, 2009
Date Acquired by the Partnership	30/09/2011
Crude Carriers Operating Corp. (6)
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Date of Incorporation	Jan. 21, 2010
Date Acquired by the Partnership	30/09/2011
Miltiadis M II Corp.
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Date of Incorporation	Aug. 28, 2012